Consolidated Statement of Changes in Stockholders' Equity (Deficit) (Parenthetical)	Mar. 31, 2022 USD ($) shares
Common Stock, Shares, Outstanding | shares	0
Additional Paid in Capital | $	$ 25,660,896	[1]
Fortium Holdings Corp [Member]
Additional Paid in Capital | $	$ 25,058,733
Series A Preferred Stock [Member]
Preferred Stock, Shares Issued | shares	0

[1]	On July 25, 2022, White River Holdings Corp (“Holdings”) acquired White River Energy Corp, then named Fortium Holdings Corp. (the “Company”) in a share exchange. White River Holding’s parent, Bitnile Metaverse, Inc (“Ecoark”) was issued 1,200 Series A convertible preferred stock (“Series A”) of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these audited financial statements. Since the amounts Due to Ecoark were exchanged in the issuance of the preferred shares, these have been reflected in additional paid in capital. The reclassification of amounts due to Ecoark as of March 31, 2022 that were reclassified to additional paid in capital were $25,058,733 and are deemed to have been permanently contributed by Ecoark.